14. Stock Warrants	12 Months Ended
Dec. 31, 2011
Derivatives, Policy [Policy Text Block]
14.	Stock Warrants

The following table summarizes warrants to purchase common stock outstanding for the years ended December 31, 2011 and 2010:

	Shares	Range of Exercise Price	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding December 31, 2009	24,406,170	$0.18-$0.75	$0.18	3.0

Expired	-
Exercised (A)	(3,518,039)	$0.18
Outstanding December 31, 2010	20,888,131	$0.18-$0.75	$0.18	2.0

Granted	9,240,000	$0.25	$0.25
Expired	(55,556)	$0.50-0.75	$0.63
Exercised (A)	(207,781)	$0.18
Outstanding at December 31, 2011	29,864,794	$0.18-0.25	$0.20	2.1

(A)
Warrants issued in 2008 allow for cashless exercise based on the volume weighted average market price the day before exercise if the underlying shares are not covered by an effective registration statement.  The Company does not have an effective registration statement covering these shares. During 2010, the Company issued 977,541 shares of common stock in connection with the cashless exercise of 2,015,979 warrants. During 2011, the Company issued 82,022 shares of common stock in connection with the cashless exercise of 207,781 warrants.